ACCOUNTS RECEIVABLE, NET OF ALLOWANCE FOR DOUBTFUL ACCOUNTS (Schedule of Accounts Receivable) (Details) In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2014 Banks [Member] CNY	Dec. 31, 2013 Banks [Member] CNY	Dec. 31, 2014 Social security bureau [Member] CNY	Dec. 31, 2013 Social security bureau [Member] CNY	Dec. 31, 2014 Non-retail customers [Member] CNY	Dec. 31, 2013 Non-retail customers [Member] CNY
Accounts, Notes, Loans and Financing Receivable [Line Items]
Accounts receivable, gross		136,842	132,171	2,052	1,182	115,247	112,884	19,543	18,105
Less: allowance for doubtful accounts		(274)	(187)
Accounts receivable, net	$ 22,011	136,568	131,984